Operating lease receivables - Narrative (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Operating Lease Receivables [Line Items]
Operating lease receivables- Net	$ 10,100,832	$ 7,690,195	$ 9,039,147
Option to extend (in years)	20 years
MAX
Operating Lease Receivables [Line Items]
Operating lease term (in years)	15 years
MIN
Operating Lease Receivables [Line Items]
Operating lease term (in years)	5 years
0-30 days
Operating Lease Receivables [Line Items]
Percent of operating lease receivables outstanding (in percent)	0.92	0.88	0.92
Operating lease receivables- Net	$ 9,338,540	$ 6,732,985	$ 8,345,097
30-60 days
Operating Lease Receivables [Line Items]
Percent of operating lease receivables outstanding (in percent)	0.03	0.03	0.03
Operating lease receivables- Net	$ 335,498	$ 260,832	$ 263,033
60-90 days
Operating Lease Receivables [Line Items]
Percent of operating lease receivables outstanding (in percent)	0.01	0.08	0.03
Operating lease receivables- Net	$ 146,708	$ 610,770	$ 269,054
Over 90 days
Operating Lease Receivables [Line Items]
Percent of operating lease receivables outstanding (in percent)	0.03	0.01	0.02
Operating lease receivables- Net	$ 280,086	$ 85,608	$ 161,963